Annual Total Returns[BarChart] - International Equity Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.00%)	22.87%	23.97%	(7.55%)	1.95%	3.12%	25.71%	(17.61%)	18.07%	5.38%